Current and Deferred Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Components Of Income Tax Expense Benefit [Line Items]
Current tax expense	$ 4,798	$ 3,988	$ 3,107
Deferred tax (benefit)/expense	1,076	64	690
Income Tax Expense, Total	$ 5,874	$ 4,052	$ 3,797